UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------

Check here if Amendment [X]; Amendment Number:  1
                                                -------

This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
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Address:   1100 North Glebe Road, Suite 1040
           --------------------------------------------------
           Arlington, Virginia  22201
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Form 13F File Number:  28-10411
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          Arlington, Virginia        August 16, 2011
----------------------     -----------------------     -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              74
                                               -------------

Form 13F Information Table Value Total:           $218,208
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 06-30-2011:


          COLUMN 1               COLUMN 2         COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
                                                                          SHS OR
                                 TITLE OF                     VALUE        PRN     SH/  PUT/ INVSTMNT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER             CLASS             CUSIP    (X$1000)      AMT     PRN  CALL  DSCRTN    MGRS     SOLE    SHARED NONE
------------------------------   --------         ---------  --------   ---------  ---  ---- --------   -----  --------- ------ ----
Adams Resources and Energy Inc.  COM              006351308     $ 588      23,195  SH        SOLE       NONE      23,195
Air Castle Ltd.                  COM              g0129k104  $ 10,028     788,333  SH        SOLE       NONE     788,333
Alliance One International Inc.  COM              018772103  $ 12,310   3,811,228  SH        SOLE       NONE   3,811,228
Alliance One International Inc.  NOTE 5.500%
  5.500% Due 07-15-14            07-15-14         018772AQ6     $ 956   1,000,000  PRN       SOLE       NONE   1,000,000
Allied Defense Group, Inc.       COM              019118108   $ 1,168     333,601  SH        SOLE       NONE     333,601
American Pacific Corp.           COM              028740108   $ 5,639     703,102  SH        SOLE       NONE     703,102
American Safety Insurance        ORD              G02995101   $ 8,729     456,066  SH        SOLE       NONE     456,066
Argo Group International
  Holdings Ltd.                  COM              G0464B107     $ 297       9,977  SH        SOLE       NONE       9,977
Aspen Insurance Holdings -       PFD PRP
  Preferred Stock                INC EQ           g05384113   $ 1,072      20,694  SH        SOLE       NONE      20,694
Aspen Insurance Holdings Ltd.    SHS              G05384105   $ 7,392     287,300  SH        SOLE       NONE     287,300
ATP Oil&Gas                      COM              00208J108   $ 5,394     352,342  SH        SOLE       NONE     352,342
Audiovox Corporation Class A     CL A             050757103   $ 1,439     190,388  SH        SOLE       NONE     190,388
Baltic Trading Limited           COM              Y0553W103     $ 819     143,191  SH        SOLE       NONE     143,191
Bassett Furniture Industries     COM              070203104   $ 9,608   1,219,243  SH        SOLE       NONE   1,219,243
Beazer Homes USA                 COM              07556Q105     $ 123      36,160  SH        SOLE       NONE      36,160
BKF Capital Group                SHS BEN INT      05548G102     $ 536     422,384  SH        SOLE       NONE     422,384
Bofi Holdings Inc.               COM              05566U108   $ 6,168     428,004  SH        SOLE       NONE     428,004
Books-A-Million Inc.             COM              098570104   $ 1,781     513,141  SH        SOLE       NONE     513,141
Bowl America Inc. - Class A      CL A             102565108     $ 242      18,624  SH        SOLE       NONE      18,624
Brandywine Realty Trust          SH BEN INT NEW   105368203     $ 823      71,000  SH        SOLE       NONE      71,000
BRT Realty Trust                 SH BEN INT  NEW  055645303   $ 4,174     661,498  SH        SOLE       NONE     661,498
California First National
  Bank Corp.                     COM              130222102   $ 7,005     457,255  SH        SOLE       NONE     457,255
Century Casinos Inc.             COM              156492100   $ 3,107   1,117,754  SH        SOLE       NONE   1,117,754
CommonWealth REIT                COM SH BEN INT   203233101   $ 1,355      52,444  SH        SOLE       NONE      52,444
Core-Mark Hldgs                  COM              218681104   $ 4,802     134,516  SH        SOLE       NONE     134,516
CVR Energy Inc.                  COM              12662P108   $ 3,449     140,081  SH        SOLE       NONE     140,081
Delta Apparel Inc.               COM              247368103   $ 9,806     576,842  SH        SOLE       NONE     576,842
Duckwall-ALCO                    COM              264142100   $ 3,569     336,741  SH        SOLE       NONE     336,741
Endeavour International          COM              29259G200   $ 1,080      71,654  SH        SOLE       NONE      71,654
Energy Partners Ltd.             COM NEW          29270U303   $ 5,882     397,147  SH        SOLE       NONE     397,147
Ensco Plc.                       SPONSORED ADR    29358Q109   $ 3,369      63,204  SH        SOLE       NONE      63,204
First Federal Northern
  Michigan Bancorp.              COM              32021X105     $ 134      35,640  SH        SOLE       NONE      35,640
Fisher Communications Inc.       COM              337756209   $ 1,767      59,268  SH        SOLE       NONE      59,268
Frequency Electronics, Inc.      COM              358010106   $ 2,553     268,781  SH        SOLE       NONE     268,781
Frisch's Restaurants, Inc.       COM              358748101     $ 524      22,294  SH        SOLE       NONE      22,294
Genon Energy Inc.                COM              37244e107   $ 4,358   1,129,068  SH        SOLE       NONE   1,129,068
Globus Maritime                  COM              Y27265209     $ 969     121,400  SH        SOLE       NONE     121,400
GulfMark Offshore, Inc.          CL A NEW         402629208   $ 4,609     104,306  SH        SOLE       NONE     104,306
Hardinge Inc.                    COM              412324303   $ 3,865     354,220  SH        SOLE       NONE     354,220
Homeowners Choice, Inc.          COM              43741E103     $ 817     122,714  SH        SOLE       NONE     122,714
Hornbeck Offshore Service        COM              440543106   $ 5,881     213,858  SH        SOLE       NONE     213,858
Horsehead Holdings               COM              440694305   $ 1,942     145,787  SH        SOLE       NONE     145,787
Imperial Sugar                   COM NEW          453096208   $ 5,356     267,809  SH        SOLE       NONE     267,809
Ingram Micro Inc.                CL A             457153104   $ 6,505     358,600  SH        SOLE       NONE     358,600
Integrated Electrical
  Services, Inc.                 COM              45811E301     $ 472     150,405  SH        SOLE       NONE     150,405
J. Alexanders Corp.              COM              466096104     $ 802     122,310  SH        SOLE       NONE     122,310
LTX-Credence Corporation         COM NEW          502403207     $ 403      45,130  SH        SOLE       NONE      45,130
Lubys. Inc.                      COM              549282101   $ 1,796     325,403  SH        SOLE       NONE     325,403
Magnum Hunter Resources          COM              55973b102     $ 303      44,800  SH        SOLE       NONE      44,800
Marlin Business Service          COM              571157106   $ 1,759     139,081  SH        SOLE       NONE     139,081
Medallion Financial Corp.        COM              583928106   $ 1,371     140,570  SH        SOLE       NONE     140,570
Mitcham Industies, Inc.          COM              606501104   $ 1,886     109,033  SH        SOLE       NONE     109,033
Mod-Pac Corp.                    COM              607495108   $ 1,097     185,627  SH        SOLE       NONE     185,627
Noble Corp.                      NAMEN-AKT        H5833N103     $ 934      23,696  SH        SOLE       NONE      23,696
OBA Financial Services           COM              67424G101     $ 807      54,500  SH        SOLE       NONE      54,500
Patriot Coal Corporation         COM              70336t104   $ 3,773     169,500  SH        SOLE       NONE     169,500
Penn Millers Holding             COM              707561106   $ 5,570     329,610  SH        SOLE       NONE     329,610
Penson worldwide                 COM              709600100     $ 379     106,100  SH        SOLE       NONE     106,100
PMC Commercial Trust             SH BEN INT       693434102     $ 790      95,814  SH        SOLE       NONE      95,814
Republic Airways Holdings        COM              760276105   $ 1,493     273,400  SH        SOLE       NONE     273,400
Sanmina-Sci Corp                 COM NEW          800907206   $ 5,117     495,340  SH        SOLE       NONE     495,340
Sparton Corporation              COM              847235108   $ 1,131     110,674  SH        SOLE       NONE     110,674
SWS Group Inc.                   COM              78503N107   $ 2,298     383,613  SH        SOLE       NONE     383,613
Sypris Solutions Inc.            COM              871655106   $ 2,349     570,208  SH        SOLE       NONE     570,208
Tandy Brands Accessories Inc.    COM              875378101     $ 776     395,918  SH        SOLE       NONE     395,918
Tecumseh Products Company -
  Class A                        CL A             878895200   $ 3,286     322,133  SH        SOLE       NONE     322,133
Tecumseh Products Company -
  Class B                        CL B             878895101   $ 4,780     481,374  SH        SOLE       NONE     481,374
Tesoro Corp.                     COM              881609101   $ 2,609     113,887  SH        SOLE       NONE     113,887
Ultra Petrol Bahamas             COM              P94398107     $ 622     125,917  SH        SOLE       NONE     125,917
Unifi Inc.                       COM              904677200   $ 1,034      74,914  SH        SOLE       NONE      74,914
Universal Stainless & Alloy
  Products Inc.                  COM              913837100   $ 1,878      40,170  SH        SOLE       NONE      40,170
Vestin Realty Mortgage I Inc.    COM              925490104      $ 31      26,809  SH        SOLE       NONE      26,809
Western Refining Inc.            COM              959319104   $ 2,007     111,050  SH        SOLE       NONE     111,050
White Mountains Insurance Group  COM              g9618e107   $ 4,664      11,100  SH        SOLE       NONE      11,100
                                                            $ 218,208